Subsequent Events (Asset Purchase Agreement) (Details)	Feb. 08, 2016 CAD / shares shares	Dec. 13, 2015 USD ($) shares	Mar. 31, 2016 USD ($)	Feb. 08, 2016 USD ($)
Subsequent Event [Line Items]
Reduction in common stock payable (in shares)	130,000
Subsequent Event
Subsequent Event [Line Items]
Reduction in common stock payable (in shares)	130,000
Discontinued Operations, Disposed of by Sale | Viggle
Subsequent Event [Line Items]
Consideration received (in shares)	1,370,000
Contingent consideration (in shares)	2,000,000
Revenue threshold for earn-out provision | $				$ 130,000,000
Discontinued Operations, Disposed of by Sale | Viggle | Subsequent Event
Subsequent Event [Line Items]
Consideration received (in shares)	1,370,000	1,500,000
Contingent consideration (in shares)	2,000,000
Revenue threshold for earn-out provision | $				$ 130,000
Scenario Threshold One | Discontinued Operations, Disposed of by Sale | Viggle
Subsequent Event [Line Items]
Investment Warrants, Number of Securities Called by Warrants or Rights	1,000,000
Warrants, exercise price per share (in dollars per warrant) | CAD / shares	CAD 6.25
Stock price threshold | CAD / shares	CAD 12.50
Threshold consecutive trading days	20 days
Period to from closing of transaction	2 years
Scenario Threshold One | Discontinued Operations, Disposed of by Sale | Viggle | Subsequent Event
Subsequent Event [Line Items]
Investment Warrants, Number of Securities Called by Warrants or Rights	1,000,000
Warrants, exercise price per share (in dollars per warrant) | CAD / shares	CAD 6.25
Stock price threshold | CAD / shares	CAD 12.50
Threshold consecutive trading days	20 days
Period to from closing of transaction	2 years
Scenario Threshold Two | Discontinued Operations, Disposed of by Sale | Viggle
Subsequent Event [Line Items]
Investment Warrants, Number of Securities Called by Warrants or Rights	1,000,000
Warrants, exercise price per share (in dollars per warrant) | CAD / shares	CAD 6.25
Stock price threshold | CAD / shares	CAD 18.75
Threshold consecutive trading days	20 days
Period to from closing of transaction	2 years
Scenario Threshold Two | Discontinued Operations, Disposed of by Sale | Viggle | Subsequent Event
Subsequent Event [Line Items]
Investment Warrants, Number of Securities Called by Warrants or Rights	1,000,000
Warrants, exercise price per share (in dollars per warrant) | CAD / shares	CAD 6.25
Stock price threshold | CAD / shares	CAD 18.75
Threshold consecutive trading days	20 days
Period to from closing of transaction	2 years
Credit Agreement with Perk | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity | $		$ 1,000,000	$ 0